Document and Entity Information	Aug. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	Ra Medical Systems, Inc.
Entity Central Index Key	0001716621
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38677
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-3661826
Entity Address, Address Line One	2070 Las Palmas Drive
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92011
City Area Code	760
Local Phone Number	804-1648
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RMED
Security Exchange Name	NYSEAMER